Concentration of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2022
Concentration of Credit Risk [Abstract]
Schedule of Total Accounts Receivable	The following table sets forth a summary of single customers who represent 10% or more of the Company’s total accounts receivable:
	As of
	December 31, 2022	December 31, 2021
Percentage of the Company’s accounts receivable
Customer A	15%	22%
Customer B	30%	35%